Subsequent events	12 Months Ended
Mar. 31, 2016
Subsequent events

25.    Subsequent events:

For information on NTT DOCOMO’s receiving a binding arbitration award from the LCIA regarding exercising its option for the sale of its stake in TTSL, see note 7.

For information on NTT DOCOMO’s and NTT’s resolution with respect to stock repurchases and the repurchases of common stock authorized by board of directors’ resolution, see note 15.